Related-party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [line items]
Sales of goods	$ 215	$ 125	$ 0
Purchase of raw materials	1,079	3,532	689
Accounts payable	263	265
Revenue from miscellaneous service	190	66
Miscellaneous fee	496	795	84
Other receivable	24	17
Other payable	2,568	1,641
Current receivables due from related parties	1,224	1,217
Cheng Mei Materials Technology Corporation
Statement [line items]
Purchase of raw materials	1,079	3,469	663
Accounts payable	263	233
Miscellaneous fee	496	791	84
Associates [member]
Statement [line items]
Revenue from miscellaneous service	181	63
Miscellaneous fee		4
Other receivable	24	14
Viewsil Microelectronics (Kunshan) Limited
Statement [line items]
Technical service fee	1,050	1,400	1,400
Other payable	2,450	1,400
Other related parties
Statement [line items]
Sales of goods	215	125
Accounts receivable	36	71
Purchase of raw materials		63	$ 26
Accounts payable		32
Revenue from miscellaneous service	9	3
Other receivable		3
Other payable	118	241
VST
Statement [line items]
Current receivables due from related parties	$ 1,200	$ 1,200